Shareholder’s Equity	6 Months Ended
Dec. 31, 2025
Shareholder’s Equity [Abstract]
Shareholder’s equity

Note 8 – Shareholder’s equity

Ordinary Shares

Regencell Bioscience Holdings Limited (Cayman) was established under the laws of Cayman Islands on October 30, 2014. The authorized number of Ordinary Shares is 100,000,000,000 shares with a par value of $0.00001 per ordinary share, and 494,488,908 Ordinary Shares were issued and outstanding as of December 31, 2025 and June 30, 2025, respectively.

On May 31, 2021, the board of directors approved a share subdivision of the Company’s authorized number of ordinary shares at a ratio of 1,000-for-1. After the share subdivision, the Company’s authorized number of ordinary shares was 100,000,000,000 shares with par value of $0.00001 per share and 10,000,000,000 shares were issued and outstanding accordingly. After the share split, the Company’s authorized number of ordinary shares was 100,000,000,000 shares with par value of $0.00001 per share and 10,000,000 shares were issued and outstanding accordingly.

Further on May 29, 2025, the board of directors approved to capitalize an amount standing to the credit of the share premium account of the Company, and appropriate such sum and apply it on behalf of the shareholders towards paying in full (as to the full par value of $0.00001 per Ordinary Share) an aggregate of 481,476,042 Ordinary Shares (representing the receipt by each shareholder of the Company of 37 additional Ordinary Shares for every Ordinary Share held on the record date). This did not result in any changes in authorized share capital or par value of the Ordinary Shares of the Company, nor involve any cash outflow. This is treated as an equity reclassification of a 38-for-1 forward stock split (“38-for-1 forward stock split”) under U.S. GAAP. After the 38-for-1 forward share split, the Company’s authorized number of Ordinary Shares remain at 100,000,000,000 shares with par value of $0.00001 per share and additional 481,476,042 shares were issued and outstanding accordingly.

The Company believes it is appropriate to reflect these share issuances as nominal share issuance on a retroactive basis similar to share split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented.

Initial Public Offering

On July 20, 2021, the Company consummated its IPO of 87,400,000 (after giving retroactive effect to the 38-for-1 forward stock split) Ordinary Shares at a price of $0.25 (after giving retroactive effect to the 38-for-1 forward stock split) per share. The gross proceeds from IPO were approximately $21.85 million with net proceeds of approximately $19.82 million. As a result of the IPO, the Ordinary Shares now trade on Nasdaq Capital Market under the symbol “RGC”. Additional net proceeds of approximately $2.85 million were received on August 20, 2021 from the issue of the overallotment shares and exercise of 12,350,000 (after giving retroactive effect to the 38-for-1 forward stock split) ordinary shares.

2021 Share Option Plan

On May 31, 2021, the Company adopted a 2021 Share Option Plan (the “Plan”). The Plan is a share-based compensation plan that provides for discretionary grants of share options to key employees, directors and consultants of the Company. The purpose of the Plan is to recognize contributions made to the Company and its subsidiaries by such individuals and to provide them with additional incentive to achieve the objectives of the Company.

The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,235,076 (or 46,932,888 after giving retroactive effect to the 38-for-1 forward stock split) Ordinary Shares, and (ii) on each January 1, starting with January 1, 2022, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of Ordinary Shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of Ordinary Shares as may be determined by the board of directors.

On June 9, 2021, the board of the Company granted issuance of 1,235,076 (or 46,932,888 after giving retroactive effect to the 38-for-1 forward stock split) options to certain officers, directors and employees under the Plan; provided that 46,755 (or 1,776,690 after giving retroactive effect to the 38-for-1 forward stock split) options granted to the independent director nominees will become effective upon the effectiveness of the Registration Statement when the nominee’s directorship becomes effective. These options will be exercisable at $9.50 (or $0.25 after giving retroactive effect to the 38-for-1 forward stock split) per share, of which 25% vest on each anniversary over four years following the closing of our IPO and is valid for 10 years once vested.

On January 1, 2022, the board of the Company granted issuance of 15,585 (or 592,230 after giving retroactive effect to the 38-for-1 forward stock split) options to a certain director under the Plan. These options will be exercisable at $31.85 (or $0.84 after giving retroactive effect to the 38-for-1 forward stock split) per share, of which 25% vest on each anniversary over four years following the closing of our IPO and is valid for 10 years once vested.

On June 30, 2025, the board of the Company granted issuance of 592,230 options to a certain director under the Plan. These options will be exercisable at $17.40 per share, of which 25% vest on each anniversary over four years following the issuance date and are valid for 10 years once vested.

The Plan became effective upon the completion of the Company’s initial public offering on July 20, 2021. It shall continue in effect for a term of ten (10) years unless sooner terminated or unless renewed for another period not to exceed ten (10) years pursuant to shareholder approval. It is intended that share options qualify as “performance-based compensation”.

During the six months ended December 31, 2025, there was no issuance of options.

Share-based Compensation

The Company has elected to recognize share-based compensation expense using graded vesting method over the requisite service period, which is the vesting period provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the equity awards that are vested at that date.

The fair value of share options was determined at the date of grant using the Black-Scholes option pricing model or the Binomial option pricing model.

The Black-Scholes option pricing model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The Binomial Option Pricing model requires management to make various estimates and assumptions, including the grant date share price, expected volatility, expected early exercise multiple, option life, risk-free interest rate and dividend yield. For expected volatility, the Company has made reference to historical volatility of several comparable companies in the same industry. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Government Notes with a maturity life equal to the remaining maturity life of the options as of the valuation date. The expected dividend yield is based on our expected dividend policy over the contractual life of the options.

For the six months ended December 31, 2025 and 2024, key inputs used to estimate the fair value of share options on the grant dates are as follows:

Black-Scholes option pricing model

Options granted in June 2021
Risk-free interest rate	0.87%
Expected life of the options	6.25 years
Expected volatility	64.75%
Expected dividend yield	0.00%
Fair value	$0.14 *

Binomial option pricing model

Options granted in January 2022
Fair value of the ordinary shares on the date of option grant	$0.84 *
Risk-free interest rate	1.53% to 1.589%
Option life	10 years
Expected volatility	88.68% to 94.17%
Expected dividend yield	0.00%
Exercise price	$0.84 *
Expected early exercise multiple	2.80

Options granted in June 2025
Fair value of the ordinary shares on the date of option grant	$17.40
Risk-free interest rate	4.23%
Option life	10 years
Expected volatility	65.34%
Expected dividend yield	0.00%
Exercise price	$17.40
Expected early exercise multiple	2.80

*	These have been restated for the 38-for-1 forward stock split.

A summary of activities of the share options for the six months ended December 2025 are presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Grant-date Fair value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	$	Year	$
Outstanding as of June 30, 2025	24,490,506	0.68	0.40	6.16	440,464,693
Expired, forfeited or cancelled	(2,035,736)	0.25	0.14	5.55	(42,241,522)
Outstanding as of December 31, 2025	22,454,770	0.72	0.43	5.66	455,431,408
Exercisable as of December 31, 2025	21,714,454	0.26	0.15	5.55	450,313,694
Vested and Expected to Vest as of December 31, 2025	22,454,770	0.72	0.43	5.66	455,431,408

A summary of activities of the share options for the six months ended December 2024 are presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Grant-date Fair value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	$	Year	$
Outstanding as of June 30, 2024	28,673,014	0.26	0.15	7.06	-
Expired, forfeited or cancelled	(4,626,690)	0.25	0.14	6.55	-
Outstanding as of December 31, 2024	24,046,324	0.26	0.16	6.56	-
Exercisable as of December 31, 2024	18,395,534	0.26	0.15	6.55	-
Vested and Expected to Vest as of December 31, 2024	24,046,324	0.26	0.16	6.56	-

Note: The above table reflects the 38-for-1 forward stock split.

During the six months ended December 31, 2025, the Company recognized share-based compensation expense of approximately $1,637,000 (six months ended December 31, 2024: $301,000) for share options granted.

As of December 31, 2025, total unrecognized employee share-based compensation, may be adjusted for actual forfeitures occurring in the future were approximately $4,549,000 which are expected to be recognized over a weighted-average period of 1.51 years.

Public Offering Warrants

In connection with and upon closing of the Public Offering and overallotment on July 20, 2021 and August 19, 2021 respectively, the Company issued warrants equal to 2.5% of the shares issued in the Public Offering, totaling 57,500 units and 8,125 units to the placement agents for the offering (the “Public Offering Warrants”). The warrants carry a term of five years, and shall not be exercisable for a period of 180 days from the closing of the Public Offering and shall be exercisable at a price equal to $0.28 (after giving retroactive effect to the 38-for-1 forward stock split) per share. Management determined that these warrants meet the definition of a derivative under ASC 815-40, however, they fall under the scope exception which states that contracts issued that are both a) indexed to its own share; and b) classified in shareholders’ equity are not considered derivatives. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ deficiency.

The aggregated fair value of the Public Offering Warrants on July 20, 2021 was $0.27 million. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $9.27 (or $0.24 after giving retroactive effect to the 38-for-1 forward stock split); risk free rate of 0.68%; expected term of 5 years; exercise price of the warrants of $10.45 (or $0.28 after giving retroactive effect to the 38-for-1 forward stock split); volatility of 65.24%; and expected future dividends of nil. As of December 31, 2025 and the date of this report, all warrants were issued and exercised.

The aggregated fair value of the overallotment Warrants on August 19, 2021 was $0.03 million. The fair value has been estimated using the Binomial model with the following weighted-average assumptions: market value of underlying share of $6.30 (or $0.17 after giving retroactive effect to the 38-for-1 forward stock split); risk free rate of 0.77%; expected term of 5 years; exercise price of the warrants of $10.45 (or $0.28 after giving retroactive effect to the 38-for-1 forward stock split); volatility of 82.66%; and expected future dividends of nil. As of December 31, 2025 and the date of this report, all warrants were issued and exercised.